STATEMENTS CHANGES IN STOCKHOLDERS' EQUITY - Winvest Group Ltd [Member] - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Preferred Stock [Member]
Statement [Line Items]
Members equity -beginning of year	$ 300,000	$ 227,839
Beginning balance, shares	300,000,000	227,838,680
Conversion of preferred stock to common stock	$ (72,161)
Conversion of preferred stock to common stock, shares	(72,161,320)
Net loss
Members deficit -end of year	$ 227,839	$ 227,839
Ending balance, shares	227,838,680	227,838,680
Common Stock [Member]
Statement [Line Items]
Members equity -beginning of year	$ 2,082	$ 16,511
Beginning balance, shares	2,081,719	16,510,563
Reverse split rounding adjustment, shares		654
Issuance of common stock for acquisitions		$ 900
Issuance of common stock for acquisitions, shares		900,000
Conversion of preferred stock to common stock	$ 14,429
Conversion of preferred stock to common stock, shares	14,428,844
Members deficit -end of year	$ 16,511	$ 17,411
Ending balance, shares	16,510,563	17,411,217
Additional Paid-in Capital [Member]
Statement [Line Items]
Members equity -beginning of year	$ 101,077,040	$ 101,134,772
Reverse split rounding adjustment		(1)
Issuance of common stock for acquisitions		1,979,100
Conversion of preferred stock to common stock	57,732
Members deficit -end of year	101,134,772	103,113,871
Retained Earnings [Member]
Statement [Line Items]
Members equity -beginning of year	(101,411,420)	(101,493,644)
Net loss	(82,224)	(2,341,445)
Members deficit -end of year	(101,493,644)	(103,845,089)
Total [Member]
Statement [Line Items]
Members equity -beginning of year	(32,298)	(114,522)
Issuance of common stock for acquisitions		1,980,000
Conversion of preferred stock to common stock	(0)
Net loss	(82,224)	(2,351,445)
Members deficit -end of year	$ (114,522)	$ (485,967)